Offerings - Offering: 1	Sep. 20, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 221,400.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of Annaly Capital Management, Inc. (the "Registrant") on Form S-3ASR (File No. 333-282261) filed on September 20, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.